Tax	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Tax

7	Tax

Tax expense
		2017	2016	2015
	Footnote	$m	$m	$m
Current tax	1	4,264	3,669	3,797
– for this year		4,115	3,525	3,882
– adjustments in respect of prior years		149	144	(85)
Deferred tax		1,024	(3)	(26)
– origination and reversal of temporary differences		(228)	(111)	(153)
– effect of changes in tax rates		1,337	(4)	110
– adjustments in respect of prior years		(85)	112	17
Year ended 31 Dec		5,288	3,666	3,771

1
Current tax included Hong Kong profits tax of $1,350m (2016: $1,118m; 2015: $1,294m). The Hong Kong tax rate applying to the profits of subsidiaries assessable in Hong Kong was 16.5% (2016: 16.5%; 2015: 16.5%).

Tax reconciliation
The tax charged to the income statement differs from the tax charge that would apply if all profits had been taxed at the UK corporation tax rate as follows:

	2017		2016		2015
	$m	%	$m	%	$m	%
Profit before tax	17,167		7,112		18,867
Tax expense
Taxation at UK corporation tax rate of 19.25% (2016: 20.0%; 2015: 20.25%)	3,305	19.25	1,422	20.00	3,821	20.25
Impact of differently taxed overseas profits in overseas locations	407	2.3	43	0.6	71	0.4
Items increasing tax charge in 2017 not in 2016:
– deferred tax remeasurement due to US federal tax rate reduction	1,288	7.5	—	—	—	—
Other items increasing tax charge in 2017:
– local taxes and overseas withholding taxes	618	3.6	434	6.1	416	2.2
– other permanent disallowables	400	2.3	438	6.2	421	2.2
– bank levy	180	1.0	170	2.4	286	1.5
– non-deductible UK customer compensation	166	1.0	162	2.3	87	0.5
– UK banking surcharge	136	0.8	199	2.8	—	—
– UK tax losses not recognised	70	0.4	305	4.3	—	—
– adjustments in respect of prior period liabilities	64	0.4	256	3.6	(68)	(0.4)
– change in tax rates	49	0.3	(4)	(0.1)	110	0.6
– non-UK tax losses not recognised	33	0.2	147	2.1	—	—
– non-deductible goodwill write-down	—	—	648	9.1	—	—
– non-deductible loss and taxes suffered on Brazil disposal	—	—	464	6.5	—	—
Items reducing tax charge in 2017:
– non-taxable income and gains	(766)	(4.4)	(577)	(8.1)	(501)	(2.7)
– effect of profits in associates and joint ventures	(481)	(2.8)	(461)	(6.5)	(508)	(2.7)
– non-deductible regulatory settlements	(132)	(0.8)	20	0.3	184	1.0
– other deferred tax temporary differences previously not recognised	(49)	(0.3)	—	—	(21)	(0.1)
– non-taxable income and gains - Industrial Bank	—	—	—	—	(227)	(1.2)
– US deferred tax temporary differences previously not recognised	—	—	—	—	(184)	(1.0)
– other items	—	—	—	—	(116)	(0.6)
Year ended 31 Dec	5,288	30.8	3,666	51.6	3,771	20.0
The Group’s profits are taxed at different rates depending on the country in which the profits arise. The key applicable tax rates for 2017 include Hong Kong (16.5%), the USA (35%) and the UK (19.25%). If the Group’s profits were taxed at the statutory rates of the countries in which the profits arose then the tax rate for the year would have been 21.15% (2016: 20.60%). The effective tax rate for the year was 30.8% (2016: 51.6%) and includes a charge of $1.3bn relating to the remeasurement of US deferred tax balances to reflect the reduction in the US federal tax rate to 21% from 2018. The effective tax rate for 2017 was significantly lower than for 2016 as 2016 included the impact of a non-deductible goodwill write-down and loss on disposal of our operations in Brazil, tax losses not recognised and adjustments in respect of prior periods.
Accounting for taxes involves some estimation because the tax law is uncertain and its application requires a degree of judgement, which authorities may dispute. Liabilities are recognised based on best estimates of the probable outcome, taking into account external advice where appropriate. We do not expect significant liabilities to arise in excess of the amounts provided. HSBC only recognises current and deferred tax assets where recovery is probable.

Movement of deferred tax assets and liabilities
		Loan impairment provisions	Unused tax losses and tax credits	Derivatives, FVOD[1] and other investments	Insurance business	Expense provisions	Other	Total
	Footnote	$m	$m	$m	$m	$m	$m	$m
Assets		950	2,212	1,441	—	893	1,857	7,353
Liabilities		—	—	(274)	(1,170)	—	(1,369)	(2,813)
At 1 Jan 2017		950	2,212	1,167	(1,170)	893	488	4,540
Income statement		(235)	(873)	(397)	12	(269)	738	(1,024)
Other comprehensive income		3	(6)	368	—	—	(1,255)	(890)
Equity		—	—	—	—	—	29	29
Foreign exchange and other adjustments		(5)	40	51	(24)	19	(42)	39
At 31 Dec 2017		713	1,373	1,189	(1,182)	643	(42)	2,694
Assets	2	713	1,373	1,282	—	643	2,313	6,324
Liabilities	2	—	—	(93)	(1,182)	—	(2,355)	(3,630)

Assets		1,351	1,388	1,400	—	1,271	1,050	6,460
Liabilities		—	—	(230)	(1,056)	—	(883)	(2,169)
At 1 Jan 2016		1,351	1,388	1,170	(1,056)	1,271	167	4,291
Income statement		(279)	876	18	(123)	(370)	(314)	(192)
Other comprehensive income		—	—	28	—	—	259	287
Equity		—	—	—	—	—	20	20
Foreign exchange and other adjustments		(122)	(52)	(49)	9	(8)	356	134
At 31 Dec 2016		950	2,212	1,167	(1,170)	893	488	4,540
Assets	2	950	2,212	1,441	—	893	1,857	7,353
Liabilities	2	—	—	(274)	(1,170)	—	(1,369)	(2,813)

1	Fair value of own debt.

2
After netting off balances within countries, the balances as disclosed in the accounts are as follows: deferred tax assets $4,676m (2016: $6,163m); and deferred tax liabilities $1,982m (2016: $1,623m).

In applying judgement in recognising deferred tax assets, management has critically assessed all available information, including future business profit projections and the track record of meeting forecasts.
The net deferred tax asset of $2.7bn (2016: $4.5bn) includes $3.2bn (2016: $4.8bn) of deferred tax assets relating to the US, of which $1bn relates to US tax losses that expire in 16 -19 years. Management expects the US deferred tax asset to be substantially recovered in six to seven years, with the majority recovered in the first five years. The most recent financial forecasts approved by management covers a five-year period and the forecasts have been extrapolated beyond five years by assuming that performance remains constant after the fifth year.
The US reported a loss for the prior period, mainly due to the Household International class action litigation settlement, and a profit for the current period. Excluding the Household International class action settlement the US would have reported a profit for the prior period. Management does not expect the prior period loss to adversely impact future deferred tax asset recovery to a significant extent.
US tax reform enacted in late 2017 and effective from 2018 included a reduction in the federal rate of tax from 35% to 21% and the introduction of a base erosion anti-avoidance tax. The US deferred tax asset at 31 December 2017 is calculated using the rate of 21%. The remeasurement of the deferred tax asset due to the reduction in tax rate results in charges of $1.3bn to the income statement and $0.3bn to other comprehensive income. The impact of the base erosion anti-avoidance tax is currently uncertain and will depend on future regulatory guidance and actions management may take. It is not currently expected that the base erosion anti-avoidance tax will have a material impact on the Group’s future tax charges.
Unrecognised deferred tax
The amount of gross temporary differences, unused tax losses and tax credits for which no deferred tax asset is recognised in the balance sheet was $18.1bn (2016: $18.2bn). These amounts included unused state losses arising in the Group’s US operations of $12.3bn (2016: $12.3bn). Of the total amounts unrecognised, $4.8bn (2016: $4.9bn) had no expiry date, $0.8bn (2016: $1.0bn) was scheduled to expire within 10 years and the remaining balance is expected to expire after 10 years.
Deferred tax is not recognised in respect of the Group’s investments in subsidiaries and branches where HSBC is able to control the timing of remittance or other realisation and where remittance or realisation is not probable in the foreseeable future. The aggregate temporary differences relating to unrecognised deferred tax liabilities arising on investments in subsidiaries and branches is $12.1bn (2016: $10.6bn) and the corresponding unrecognised deferred tax liability is $0.8bn (2016: $0.7bn).